RELATED PARTY DISCLOSURES (Details)			12 Months Ended
	Nov. 29, 2018 Option	Nov. 23, 2018 USD ($)	Jun. 30, 2019 AUD ($) EquityInstruments shareholder shares	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2015 AUD ($)	Aug. 02, 2018 shares
Related party disclosures
Share-based payments expense			$ 335,102	$ 129,635	$ 120,287
Framework Agreement with Blockchain Global Limited
Related party disclosures
Number of Shares Proposed to be Issued Upon Achievement of Milestone | shares							486,000,000
Debt convertible notes
Related party disclosures
Proceeds from borrowings						$ 2,150,000
Coupon rate						10.00%
Discount rate on convertible notes which could convert into ordinary shares						10.00%
Number of days for VWAP						5 days
Performance rights
Related party disclosures
Number of rights issued	76,250,000	76,250,000
Share-based payments expense			$ 104,441		$ 120,287
Genetic Technologies Limited
Related party disclosures
Number of shareholders that control more than 50% of the issued capital | shareholder			0
Dr Paul Kaisian | Class A Performance Rights
Related party disclosures
Number of rights issued	7,500,000	7,500,000	7,500,000
Share-based payments expense			$ 11,229
Dr Paul Kaisian | Class B Performance Rights
Related party disclosures
Number of rights issued	25,000,000	25,000,000	25,000,000
Share-based payments expense			$ 37,431
Dr Paul Kaisian | Class C Performance Rights
Related party disclosures
Number of rights issued	25,000,000	25,000,000	25,000,000
Share-based payments expense			$ 27,708
Dr Lindsay Wakefield | Debt convertible notes
Related party disclosures
Proceeds from borrowings						$ 125,000
Share options unexercised at the end of the year | shares			8,333,333
Dr Lindsay Wakefield | Class A Performance Rights
Related party disclosures
Number of rights issued	3,750,000	3,750,000	3,750,000
Share-based payments expense			$ 5,614
Dr George Muchnicki | Debt convertible notes
Related party disclosures
Shares options indirectly held | shares			6,666,667
Dr George Muchnicki | Class A Performance Rights
Related party disclosures
Number of rights issued	6,250,000	6,250,000	6,250,000
Share-based payments expense			$ 9,358
Mr Peter Rubinstein | Debt convertible notes
Related party disclosures
Shares options indirectly held | shares			5,000,000
Mr Peter Rubinstein | Class A Performance Rights
Related party disclosures
Number of rights issued	5,000,000	5,000,000	5,000,000
Share-based payments expense			$ 7,486
Mr Sam Lee | Class A Performance Rights
Related party disclosures
Number of rights issued | EquityInstruments			3,750,000
Share-based payments expense			$ 5,614
Mr Xue Lee | Class A Performance Rights
Related party disclosures
Number of rights issued	3,750,000	3,750,000